UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Core Plus Bond Fund

Eaton Vance

Core Plus Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 30.1%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 1.0%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	440	$321,132

			$321,132

Banks — 2.2%
Australia & New Zealand Banking Group, Ltd., 3.75%, 7/25/19	AUD	440	$326,609
First Horizon National Corp., 3.50%, 12/15/20		165	163,775
Santander Issuances SA, 5.179%, 11/19/25		200	197,370

			$687,754

Diversified Financial Services — 3.6%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		350	$348,232
Jefferies Group, LLC, 6.50%, 1/20/43		485	449,759
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	215	148,852
Navient Corp., 5.625%, 8/1/33		300	202,500

			$1,149,343

Health Services — 0.1%
MEDNAX, Inc., 5.25%, 12/1/23(1)		25	$25,187

			$25,187

Home Construction — 1.4%
MDC Holdings, Inc., 6.00%, 1/15/43		560	$445,200

			$445,200

Machinery — 1.4%
Valmont Industries, Inc., 5.00%, 10/1/44		505	$441,935

			$441,935

Media — 1.6%
Viacom, Inc., Class B, 3.875%, 4/1/24		535	$502,584

			$502,584

Mining — 4.1%
Barrick Gold Corp., 5.25%, 4/1/42		745	$503,113
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		20	13,350
Newcrest Finance Pty. Ltd., 4.20%, 10/1/22(1)		365	306,450
Southern Copper Corp., 5.25%, 11/8/42		260	188,627
Teck Resources, Ltd., 5.20%, 3/1/42		615	261,375
Teck Resources, Ltd., 5.40%, 2/1/43		35	14,875

			$1,287,790

Miscellaneous Manufacturing — 2.0%
Bombardier, Inc., 7.50%, 3/15/25(1)		325	$229,125
Trinity Industries, Inc., 4.55%, 10/1/24		430	394,851

			$623,976

1

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 7.0%
Continental Resources, Inc., 3.80%, 6/1/24	380	$268,233
Devon Energy Corp., 5.85%, 12/15/25	315	306,947
Ecopetrol SA, 5.875%, 5/28/45	655	468,325
Ensco PLC, 5.75%, 10/1/44	310	204,792
Noble Energy, Inc., 5.05%, 11/15/44	90	72,911
Pacific Drilling SA, 5.375%, 6/1/20(1)	450	189,000
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)	520	106,600
Petrobras Global Finance BV, 5.625%, 5/20/43	605	370,563
Rowan Cos., Inc., 5.40%, 12/1/42	340	203,824

		$2,191,195

Real Estate Investment Trusts (REITs) — 1.5%
VEREIT Operating Partnership, L.P., 4.60%, 2/6/24	500	$475,000

		$475,000

Retail-Drug Stores — 0.5%
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	170	$155,011

		$155,011

Retail-Specialty and Apparel — 0.8%
JC Penney Corp., Inc., 6.375%, 10/15/36	165	$102,713
Yum! Brands, Inc., 5.35%, 11/1/43	175	133,998

		$236,711

Technology — 1.7%
Seagate HDD Cayman, 4.875%, 6/1/27(1)	705	$542,418

		$542,418

Telecommunications — 1.2%
Avaya, Inc., 10.50%, 3/1/21(1)	75	$25,875
Axtel SAB de CV, 9.00%, 1/31/20(1)	352	366,960

		$392,835

Total Corporate Bonds & Notes (identified cost $11,447,383)		$9,478,071

Commercial Mortgage-Backed Securities — 15.4%

Security	Principal Amount (000’s omitted)	Value
Banc of America Commercial Mortgage Trust
Series 2006-5, Class AM, 5.448%, 9/10/47	$165	$168,158
Commercial Mortgage Trust
Series 2014-CR17, Class D, 4.799%, 5/10/47(1)(2)	460	424,356
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	200	157,209
Series 2015-CR22, Class D, 4.128%, 3/10/48(1)(2)	500	396,607
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	740	742,757
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	500	501,646
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.676%, 4/15/47(1)(2)	615	523,316
Series 2014-C23, Class D, 3.96%, 9/15/47(1)(2)	140	112,783

2

Security	Principal Amount (000’s omitted)	Value
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.534%, 5/10/45(1)(2)	$500	$508,015
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	500	376,814
Series 2015-C29, Class D, 4.225%, 6/15/48(2)	500	397,815
Series 2015-NXS1, Class D, 4.105%, 5/15/48(2)	90	73,303
Series 2015-SG1, Class C, 4.471%, 12/15/47(2)	350	332,638
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(2)	165	142,692

Total Commercial Mortgage-Backed Securities (identified cost $5,144,930)		$4,858,109

Asset-Backed Securities — 14.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 2.7%
Avis Budget Rental Car Funding LLC
Series 2013-1A, Class B, 2.62%, 9/20/19(1)	$705	$690,753
Santander Drive Auto Receivables Trust
Series 2014-3, Class D, 2.65%, 8/17/20	170	169,281

		$860,034

Computers — 0.4%
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(1)	$130	$129,952

		$129,952

Other — 4.9%
DB Master Finance LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$860	$853,536
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(1)	100	100,340
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	599	585,657

		$1,539,533

Single Family Home Rental — 6.5%
American Homes 4 Rent
Series 2014-SFR1, Class D, 2.451%, 6/17/31(1)(3)	$270	$262,776
American Residential Properties Trust
Series 2014-SFR1, Class D, 3.351%, 9/17/31(1)(3)	750	747,294
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	113	111,120
Invitation Homes Trust
Series 2015-SFR3, Class D, 3.101%, 8/17/32(1)(3)	450	444,622
Tricon American Homes
Series 2015-SFR1, Class D, 2.517%, 5/17/32(1)(3)	500	476,937

		$2,042,749

Total Asset-Backed Securities (identified cost $4,638,866)		$4,572,268

3

Foreign Government Bonds — 14.8%

Security	Principal Amount (000’s omitted)		Value
Brazil — 2.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	4,230	$852,169

			$852,169

Canada — 5.1%
Canadian Government Bond, 0.75%, 3/1/21	CAD	2,210	$1,591,928

			$1,591,928

Malaysia — 1.0%
Malaysia Government Bond, 3.795%, 9/30/22	MYR	1,420	$325,772

			$325,772

Mexico — 2.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	10,170	$648,395

			$648,395

New Zealand — 0.5%
New Zealand Government Bond, 6.00%, 12/15/17(4)	NZD	210	$152,668

			$152,668

Supranational — 3.4%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	6,590,000	$439,314
International Finance Corp., 7.80%, 6/3/19	INR	40,700	633,853

			$1,073,167

Total Foreign Government Bonds (identified cost $5,218,580)			$4,644,099

Senior Floating-Rate Loans — 1.2%(5)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Food Service — 1.2%
Weight Watchers International, Inc., Term Loan, 4.00%, 4/2/20		$506	$372,614

Total Senior Floating-Rate Loans (identified cost $283,482)			$372,614

Convertible Bonds — 4.5%

Security	Principal Amount (000’s omitted)		Value
Health Care — 1.0%
Hologic, Inc., 0.00%, 12/15/43		$250	$318,750

			$318,750

Home Construction — 1.8%
CalAtlantic Group, Inc., 1.25%, 8/1/32		$105	$117,075
KB Home, 1.375%, 2/1/19		240	215,850
Lennar Corp., 3.25%, 11/15/21(1)		105	219,122

			$552,047

4

Security	Principal Amount (000’s omitted)	Value
Semiconductors — 1.5%
Intel Corp., 2.95%, 12/15/35	$375	$480,703

		$480,703

Telecommunications — 0.2%
Ciena Corp., 3.75%, 10/15/18(1)	$55	$68,475

		$68,475

Total Convertible Bonds (identified cost $1,398,036)		$1,419,975

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Oil and Gas — 0.3%
Chesapeake Energy Corp., 5.75%	400	$82,750

		$82,750

Real Estate Investment Trusts (REITs) — 0.3%
iStar, Inc., Series J, 4.50%	2,100	$104,895

		$104,895

Total Convertible Preferred Stocks (identified cost $442,475)		$187,645

U.S. Treasury Obligations — 7.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(6)	$2,510	$2,394,473

Total U.S. Treasury Obligations (identified cost $2,482,570)		$2,394,473

Short-Term Investments — 10.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.37%(7)	$3,397	$3,396,791

Total Short-Term Investments (identified cost $3,396,791)		$3,396,791

Total Investments — 99.5% (identified cost $34,453,113)		$31,324,045

Other Assets, Less Liabilities — 0.5%		$151,930

Net Assets — 100.0%		$31,475,975

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $10,821,058 or 34.4% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2015.

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2015.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2015, the aggregate value of these securities is $152,668 or 0.5% of the Fund’s net assets.

(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2015 was $1,364.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	74.5%	$23,339,954
Canada	8.3	2,600,416
Brazil	3.9	1,222,732
Supranational	3.4	1,073,167
Mexico	3.3	1,015,355
Australia	2.0	633,059
Colombia	1.8	574,925
Malaysia	1.1	325,772
Spain	0.6	197,370
Peru	0.6	188,627
New Zealand	0.5	152,668

Total Investments	100.0%	$31,324,045

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

6

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,478,931

Gross unrealized appreciation	$157,065
Gross unrealized depreciation	(3,311,951)

Net unrealized depreciation	$(3,154,886)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$9,478,071	$—	$9,478,071
Commercial Mortgage-Backed Securities	—	4,858,109	—	4,858,109
Asset-Backed Securities	—	4,572,268	—	4,572,268
Foreign Government Bonds	—	4,644,099	—	4,644,099
Senior Floating-Rate Loans	—	372,614	—	372,614
Convertible Bonds	—	1,419,975	—	1,419,975
Convertible Preferred Stocks	—	187,645	—	187,645
U.S. Treasury Obligations	—	2,394,473	—	2,394,473
Short-Term Investments	—	3,396,791	—	3,396,791
Total Investments	$—	$31,324,045	$—	$31,324,045

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.8%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$830	$924,678
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,110	1,235,697
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,217,195

		$13,377,570

Education — 5.8%
Clemson University, SC, 4.00%, 5/1/39	$2,000	$2,132,500
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,461,610
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,251,810
University of California, 5.25%, 5/15/35	3,555	4,274,390
University of Nebraska, 5.00%, 5/15/35	1,000	1,182,930
University of Nebraska, 5.00%, 7/1/35	3,000	3,555,450
West Virginia University, 5.00%, 10/1/31	3,000	3,540,630

		$20,399,320

Electric Utilities — 8.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,755,645
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,113,348
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,023,114
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,331,328
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,565,565
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,696,990
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,469,600
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,820	4,215,408

		$29,170,998

Escrowed/Prerefunded — 6.0%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,801,500
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	373,672
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	505,640
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,434,780
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,431,020
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,685	1,853,652

		$21,400,264

General Obligations — 12.6%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,948,633
California, 5.00%, 10/1/24	960	1,198,829
California, 5.00%, 10/1/26	1,300	1,596,075

Security	Principal Amount (000’s omitted)	Value
California, 5.00%, 10/1/27	$630	$768,562
California, 5.25%, 10/1/29	560	665,409
California, 5.25%, 10/1/32	3,480	4,091,332
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,369,857
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,359,139
Honolulu City and County, HI, 5.00%, 10/1/31	4,425	5,372,525
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,084,625
Maryland, 5.00%, 8/1/23	1,790	2,218,651
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	999,436
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,657,572
Tuscaloosa, AL, 5.00%, 1/1/35	575	666,442
University of Connecticut, 5.00%, 2/15/32	650	759,395
Washington, 5.25%, 2/1/36(1)	6,000	6,975,000

		$44,731,482

Health Care – Miscellaneous — 0.0%(3)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$15	$15,562
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	53	53,537
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	64	65,481

		$134,580

Hospital — 14.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$618,572
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,898,517
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,994,564
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,641,849
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,572,364
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,474,691
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,263,580
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,000	2,023,920
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,338,600
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,596,118
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,014,029
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,514,424
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	924,125
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,686,465
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,270,653
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 5.75%, 12/1/19	895	897,264
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,133,520
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,779,800

		$52,643,055

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	$285	$227,997

		$227,997

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.9%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$240	$239,997
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	2,670	2,992,296

		$3,232,293

Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,206,050

		$2,206,050

Insured-Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$6,243,874
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,894,997

		$8,138,871

Insured-Escrowed/Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,424,670

		$1,424,670

Insured-General Obligations — 1.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,076,187
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	531,724
Yuma and La Paz Counties Community College District, AZ, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	989,610

		$3,597,521

Insured-Lease Revenue/Certificates of Participation — 1.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$4,846,218

		$4,846,218

Insured-Other Revenue — 1.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$4,764,064

		$4,764,064

Insured-Special Tax Revenue — 5.5%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,930	$5,931,423
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,675,200
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,345,171
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	937,187
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,730,521

		$19,619,502

Insured-Transportation — 3.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,162,420
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,151,810
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	914,415
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,422,082
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,169,605
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,721,777

		$11,542,109

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 3.4%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,435,338
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,280,673
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	744,224
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	639,715
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	314,370
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	630,365

		$12,044,685

Other Revenue — 5.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$880	$998,158
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,502,213
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,200	298,824
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,120,797
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	345	346,349
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	4,046,259
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,150	1,210,858
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,950	2,005,946

		$18,529,404

Senior Living/Life Care — 4.2%
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,658,385
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,339,518
Kansas City Industrial Development Authority, MO, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,487,814
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,849,914
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(6)	1,480	1,058,141
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	679,161
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,225,848
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group ), 5.00%, 12/1/35	1,700	1,745,424
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	173,982
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	719,380

		$14,937,567

Special Tax Revenue — 2.7%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,084	$1,084,434
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,373,052
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,325,633
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,095	1,095,088
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,859,415

		$9,737,622

Transportation — 22.1%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$473,415
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	5,250	6,019,282

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$1,100	$1,300,497
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,716,449
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,150	1,338,267
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,209,153
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,580,120
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,765,850
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,473,679
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,494,766
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,496,601
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	745	857,093
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	13,282,500
Port Authority of New York and New Jersey, 5.00%, 10/15/41	3,200	3,733,344
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,766,405
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,268,075
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,503,795
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,152,800

		$78,432,091

Water and Sewer — 2.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$6,855	$7,625,913

		$7,625,913

Total Tax-Exempt Investments — 107.8% (identified cost $342,757,897)		$382,763,846

Other Assets, Less Liabilities — (7.8)%		$(27,815,816)

Net Assets — 100.0%		$354,948,030

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	22.0%
New York	19.1%
Texas	10.4%
Others, representing less than 10% individually	56.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 17.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,938,485.

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $3,351,384 or 0.9% of the Fund’s net assets.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Security is in default and making only partial interest payments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	245	Short	Mar-16	$(30,936,531)	$(30,847,031)	$89,500
U.S. Long Treasury Bond	121	Short	Mar-16	(18,582,726)	(18,603,750)	(21,024)

						$68,476

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivatives contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $89,500 and $21,024, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$301,732,963

Gross unrealized appreciation	$42,831,731
Gross unrealized depreciation	(2,485,848)

Net unrealized appreciation	$40,345,883

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$382,763,846	$—	$382,763,846
Total Investments	$—	$382,763,846	$—	$382,763,846
Futures Contracts	$89,500	$—	$—	$89,500
Total	$89,500	$382,763,846	$—	$382,853,346

Liability Description
Futures Contracts	$(21,024)	$—	$—	$(21,024)
Total	$(21,024)	$—	$—	$(21,024)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016